INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal and state net operating carry forward loss		$ 6,500,000
Deferred income tax provision percent	21.00%	21.00%
Patents [Member]
Expiration period of finite-lived intangible assets	2025
Domestic Country [Member]
Deferred income tax provision percent	21.00%
State And Local Jurisdiction [Member]
Deferred income tax provision percent	8.90%